Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (16.4)		$ (14.0)		$ 3.5
Fair Value Hedge of Loans
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships			0.1		0.1
Fair Value Hedge of Securities
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(3.3)		(8.6)		(4.2)
Fair Value Hedge of Deposits and Long-Term Debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(14.8)		(5.3)		7.7
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.1		(0.1)		0.1
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ 1.6	[1]	$ (0.1)	[1]	$ (0.2)	[1]

[1]	Includes ineffectiveness recorded on foreign exchange hedges.